Principal accounting policies - Adoption of ASC 842 (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease liability	$ 1,820
ROU asset	$ 1,656
ASC 842
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease liability		$ 2,634
ROU asset		$ 2,634